MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of Company's Maximum Exposure to Credit Risk

As at	December 31, 2023	December 31, 2022
Cash and cash equivalents	$128,148	$80,493
Trade and other receivables	69,529	68,165
Income tax receivable	6,283	718
Other non-current receivables	18,693	8,503
	$222,653	$157,879

Schedule of Company's Liquidity Risk

	Expected payments due by year as at December 31, 2023
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$148,084	$-	$-	$-	$148,084
Debt	45,715	165,000	-	-	210,715
Income taxes payable	31,779	-	-	-	31,779
Lease obligations	20,339	39,775	4,902	6,457	71,473
Other liabilities	-	9,973	-	-	9,973
Closure and reclamation provisions	5,527	27,157	8,219	38,420	79,323
	$251,444	$241,905	$13,121	$44,877	$551,347

	Expected payments due by year as at December 31, 2022
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$111,896	$-	$-	$-	$111,896
Debt	-	225,940	-	-	225,940
Income taxes payable	11,589	-	-	-	11,589
Lease obligations	11,343	8,308	5,736	5,806	31,193
Other liabilities	-	2,596	-	-	2,596
Capital commitments, Séguéla	13,923	380	-	-	14,303
Closure and reclamation provisions	3,227	24,635	9,110	23,040	60,012
	$151,978	$261,859	$14,846	$28,846	$457,529

Schedule of capital structure

	December 31, 2023	December 31, 2022
Equity	$1,238,367	$1,244,756
Debt	206,847	219,175
Lease obligations	57,401	21,346
Less: cash and cash equivalents	(128,148)	(80,493)
	$1,374,467	$1,404,784

Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Foreign Exchange Currency Risk

	December 31, 2023
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Francs	Australian Dollars	Euros
Cash and cash equivalents	480	6,871	8,798	1,092,738	39,898,039	48	-
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	573,830	-	-
Trade and VAT receivables	388	1,730	114,189	9,554,183	16,584,783	(117)	-
Income tax receivable	-	28,052	84,050	-	-	-	-
VAT - long term receivable	-	-	64,265	-	5,582,765	-	-
Trade and other payables	(18,669)	(51,327)	(174,021)	(6,605,563)	(18,465,087)	(1,259)	(2,535)
Provisions, current	-	(5,905)	(21,420)	(1,334,105)	-	-	-
Income tax payable	-	-	(28,094)	-	(2,136,164)	-	-
Other liabilities	(184)	-	(121,249)	-	-	-	-
Provisions, non-current	-	(13,879)	(107,576)	-	-	-	-
Total foreign currency exposure	(17,880)	(34,458)	(181,058)	2,707,253	42,038,166	(1,328)	(2,535)
US$ equivalent of foreign currency exposure	(13,516)	(9,280)	(10,718)	3,350	70,851	(905)	(2,802)

	December 31, 2022
	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos	West African CFA Francs	Australian Dollars	Euros
Cash and cash equivalents	587	6,237	73,868	11,845	6,057,885	250	0
Marketable securities	105	-	-	-	-	-	-
Restricted cash	-	-	-	-	2,338,983	-	-
Trade and VAT receivables	215	3,317	73,868	2,062,918	12,979,116	(115)	-
Income tax receivable	-	28,137	13,900	-	-	-	-
VAT - long term receivable	-	-	70,520	-	-	-	-
Trade and other payables	(13,374)	(16,966)	(218,288)	(1,429,416)	(15,346,471)	(1,285)	(274)
Provisions, current	-	(8,123)	(11,729)	(387,883)	-	-	-
Income tax payable	51	-	(84,393)	-	(1,353,215)	-	-
Other liabilities	(177)	-	(9,708)	-	-	-	-
Provisions, non-current	-	(12,611)	(90,797)	-	-	-	-
Total foreign currency exposure	(12,593)	(9)	(182,759)	257,464	4,676,298	(1,150)	(274)
US$ equivalent of foreign currency exposure	(9,297)	(2)	(9,439)	1,436	7,416	(793)	(287)

		Effect on foreign
		denominated
Currency	Change	items
Mexican pesos	+/- 10%	$974
Peruvian soles	+/- 10%	$844
Argentine pesos	+/- 10%	$305
Canadian dollars	+/- 10%	$1,229
West African CFA francs	+/- 10%	$6,441
Australian dollars	+/- 10%	$82
Euros	+/- 10%	$255

Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments

Metal	Change	Effect on Sales
Silver	+/- 10%	$433
Gold	+/- 10%	$246
Lead	+/- 10%	$488
Zinc	+/- 10%	$449